UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	01/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Inflation Adjusted Securities Fund

SEMIANNUAL REPORT January 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Inflation Adjusted Securities Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2017 through January 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of record highs while bonds produced flat to modestly negative results over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and progress toward the enactment of tax-reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value when short-term interest rates and inflation expectations increased, while corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ strong performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist in 2018, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, as of mid-February, we already have witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
February 15, 2018

2

DISCUSSION OF FUND PERFORMANCE

For the period from August 1, 2017 through January 31, 2018, as provided by Robert Bayston, CFA, and Nate Pearson, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended January 31, 2018, Dreyfus Inflation Adjusted Securities Fund’s Class I shares produced a total return of -0.24%, Investor shares returned -0.37%, and Class Y shares returned -0.29%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. TIPS 1-10 Year Index (the “Index”), produced a -0.03% total return for the same period.2

Treasury Inflation Protected Securities (TIPS) produced roughly flat returns over the reporting period, on average, in an environment of rising interest rates. The fund lagged the Index, primarily due to mild shortfalls in its security selection strategy, which focuses on some of the more liquid TIPS within the Index’s investment universe.

The Fund’s Investment Approach

The fund seeks returns that exceed the rate of inflation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-indexed securities. The inflation-indexed securities issued by the U.S. Treasury and some foreign government issuers, for example, accrue inflation into the principal value of the bond. Other issuers may pay out the Consumer Price Index accruals as part of a semiannual coupon.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities. To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, which are rated investment grade or the unrated equivalent as determined by Dreyfus. Other such fixed-income securities may include: U.S. government bonds and notes, corporate bonds, mortgage-related securities, and asset-backed securities. The fund seeks to keep its average effective duration between two and ten years, and the fund may invest in securities of any maturity without restriction.

Rising Interest Rates Dampened Bond Market Returns

Major central banks, including the Federal Reserve Board (the “Fed”), continued to move away from the aggressively accommodative monetary policies of the past few years amid evidence of stronger global economic growth. In the United States, short-term interest rates continued to rise when the Fed began to unwind its balance sheet in October through sales of U.S. government securities and implemented an additional increase in the overnight federal funds rate in December. Longer-term interest rates also climbed over much of the reporting period, causing high-quality U.S. government securities with ten-year maturities to lose a degree of value. Corporate-backed securities fared somewhat better in anticipation of lower corporate tax rates and improved business conditions.

TIPS produced modestly higher returns than nominal U.S. Treasury securities in this environment, as evidence of rising inflationary pressures later in the reporting period helped support investor demand for inflation-adjusted securities.

Security Selection Strategy Dampened Relative Results

The fund’s results mildly trailed those of the Index, which is composed of a broader range of inflation-adjusted securities than the fund’s portfolio. The fund focuses mainly on TIPS with strong liquidity characteristics, particularly those that mature during times of the year when

3

DISCUSSION OF FUND PERFORMANCE (continued)

seasonal factors foster more favorable trading conditions. However, during the reporting period, more thinly traded TIPS modestly outperformed the fund’s inflation-adjusted holdings.

The fund achieved better relative results through other strategies. In light of rising short-term interest rates during the reporting period, we maintained underweighted exposure to securities at the short end of the fund’s maturity spectrum. Instead, we emphasized securities with maturities in the four- to seven-year range, and we generally maintained Index-neutral exposure to longer-term securities. This positioning helped the fund avoid the full brunt of weakness among short-term securities. Our duration management strategy had little material impact on the fund’s relative performance, as we maintained its average duration in a position that was roughly in line with the Index.

Positioned for Modestly Higher Interest Rates and Inflation

Most analysts expect a series of additional short-term interest-rate hikes by the Fed in 2018, and we anticipate that long-term interest rates will rise modestly in response to continued economic growth. In addition, in our analysis, inflation appears likely to accelerate mildly to the 2% to 2.2% range during 2018. These developments could constrain total returns from high-quality fixed-income securities, but TIPS should respond more positively than nominal U.S. Treasury securities to mounting inflationary pressures.

Therefore, as of the reporting period’s end, we have maintained the fund’s yield curve strategy, including underweighted exposure to short-term securities and an emphasis on TIPS with maturities in the four- to seven-year range.

February 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. —The Bloomberg Barclays U.S. TIPS 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with a maturity greater than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index-eligible and are excluded from the face amount outstanding of each bond in the index. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Interest payments on inflation-protected bonds will vary as the bond’s principal value is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. Any increase in the principal amount of an inflation-protected bond (which follows a rise in the relevant inflation index) will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

During periods of rising interest rates and flat or declining inflation rates, inflation-protected bonds can underperform. Inflation-protected bonds issued by corporations generally do not guarantee repayment of principal.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2017 to January 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2018
	Class I	Investor Shares	Class Y
Expenses paid per $1,000†	$2.67	$3.98	$2.42
Ending value (after expenses)	$997.60	$996.30	$997.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2018
	Class I	Investor Shares	Class Y
Expenses paid per $1,000†	$2.70	$4.02	$2.45
Ending value (after expenses)	$1,022.53	$1,021.22	$1,022.79

† Expenses are equal to the fund’s annualized expense ratio of .53% for Class I, .79% for Investor Shares and .48% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7%
U.S. Government Securities - 98.7%
U.S. Treasury Inflation Protected Securities, Bonds	1.88	7/15/19	2,922,808	[a]	3,011,454
U.S. Treasury Inflation Protected Securities, Bonds	2.00	1/15/26	6,456,398	[a]	7,169,847
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/19	400,026	[a,b]	399,807
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/20	10,749,233	[a]	10,705,017
U.S. Treasury Inflation Protected Securities, Notes	1.25	7/15/20	10,875,238	[a]	11,188,647
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/21	6,817,043	[a]	6,757,062
U.S. Treasury Inflation Protected Securities, Notes	0.63	7/15/21	3,332,570	[a]	3,376,957
U.S. Treasury Inflation Protected Securities, Notes	0.13	1/15/22	8,702,372	[a]	8,613,854
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/22	2,728,413	[a]	2,689,558
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/22	2,156,027	[a]	2,136,167
U.S. Treasury Inflation Protected Securities, Notes	0.13	1/15/23	4,792,895	[a]	4,717,940
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/23	7,568,043	[a,b]	7,554,573
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/24	9,926,732	[a,b]	10,004,430
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/24	18,413,439	[a,b]	18,020,945
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/25	3,526,176	[a]	3,490,776

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.7% (continued)
U.S. Government Securities - 98.7% (continued)
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	3,820,282	[a]	3,832,688
U.S. Treasury Inflation Protected Securities, Notes	0.13	7/15/26	977,617	[a]	943,078
U.S. Treasury Inflation Protected Securities, Notes	0.38	1/15/27	9,930,684	[a]	9,732,600
U.S. Treasury Inflation Protected Securities, Notes	0.38	7/15/27	4,421,746	[a]	4,341,582
Total Bonds and Notes (cost $119,768,472)			118,686,982
			Shares
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,758,598)			1,758,598	[c]	1,758,598
Total Investments (cost $121,527,070)			100.2%	120,445,580
Liabilities, Less Cash and Receivables			(0.2%)	(199,255)
Net Assets			100.0%	120,246,325

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

b Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $28,102,694 and the value of the collateral held by the fund was $31,677,505, consisting of U.S. Government & Agency securities.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	98.7
Money Market Investment	1.5
100.2

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 7/31/17($)	Purchases($)	Sales($)	Value 1/31/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	486,016	11,317,162	10,044,580	1,758,598	1.5	2,980

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $28,102,694)—Note 1(b):
Unaffiliated issuers	119,768,472	118,686,982
Affiliated issuers	1,758,598	1,758,598
Cash		620,240
Receivable for investment securities sold		2,993,947
Receivable for shares of Common Stock subscribed		87,936
Dividends, interest and securities lending income receivable		37,179
Prepaid expenses		28,613
		124,213,495
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		48,502
Payable for investment securities purchased		3,497,997
Payable for shares of Common Stock redeemed		372,044
Accrued expenses		48,627
		3,967,170
Net Assets ($)		120,246,325
Composition of Net Assets ($):
Paid-in capital		137,577,034
Accumulated distributions in excess of investment income—net		(61,807)
Accumulated net realized gain (loss) on investments		(16,187,412)
Accumulated net unrealized appreciation (depreciation) on investments		(1,081,490)
Net Assets ($)		120,246,325

Net Asset Value Per Share	Class I	Investor Shares	Class Y
Net Assets ($)	20,710,839	13,048,012	86,487,474
Shares Outstanding	1,668,796	1,054,280	6,962,381
Net Asset Value Per Share ($)	12.41	12.38	12.42

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	1,220,880
Dividends from affiliated issuers	2,980
Income from securities lending—Note 1(b)	12,079
Total Income	1,235,939
Expenses:
Management fee—Note 3(a)	186,069
Professional fees	44,236
Shareholder servicing costs—Note 3(b)	28,228
Registration fees	23,481
Directors’ fees and expenses—Note 3(c)	20,273
Prospectus and shareholders’ reports	7,580
Custodian fees—Note 3(b)	5,398
Loan commitment fees—Note 2	1,508
Miscellaneous	9,800
Total Expenses	326,573
Less—reduction in fees due to earnings credits—Note 3(b)	(181)
Net Expenses	326,392
Investment Income—Net	909,547
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(185,993)
Net unrealized appreciation (depreciation) on investments	(1,002,578)
Net Realized and Unrealized Gain (Loss) on Investments	(1,188,571)
Net (Decrease) in Net Assets Resulting from Operations	(279,024)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations ($):
Investment income—net	909,547	2,242,304
Net realized gain (loss) on investments	(185,993)	(120,697)
Net unrealized appreciation (depreciation) on investments	(1,002,578)	(2,496,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(279,024)	(375,219)
Distributions to Shareholders from ($):
Investment income—net:
Class I	(280,855)	(279,302)
Investor Shares	(173,301)	(207,460)
Class Y	(1,225,707)	(1,499,313)
Total Distributions	(1,679,863)	(1,986,075)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	5,430,073	7,806,313
Investor Shares	580,263	1,116,979
Class Y	7,099,639	23,528,838
Distributions reinvested:
Class I	273,760	263,963
Investor Shares	166,846	198,426
Class Y	175,728	227,257
Cost of shares redeemed:
Class I	(4,182,957)	(5,817,004)
Investor Shares	(2,715,762)	(5,095,726)
Class Y	(11,505,228)	(25,528,453)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(4,677,638)	(3,299,407)
Total Increase (Decrease) in Net Assets	(6,636,525)	(5,660,701)
Net Assets ($):
Beginning of Period	126,882,850	132,543,551
End of Period	120,246,325	126,882,850
Undistributed (distributions in excess of) investment income—net	(61,807)	708,509

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Capital Share Transactions (Shares):
Class Ia
Shares sold	432,127	616,365
Shares issued for distributions reinvested	21,841	20,902
Shares redeemed	(333,184)	(458,785)
Net Increase (Decrease) in Shares Outstanding	120,784	178,482
Investor Shares
Shares sold	46,287	88,524
Shares issued for distributions reinvested	13,347	15,752
Shares redeemed	(216,604)	(403,059)
Net Increase (Decrease) in Shares Outstanding	(156,970)	(298,783)
Class Ya
Shares sold	567,017	1,858,498
Shares issued for distributions reinvested	14,000	17,978
Shares redeemed	(914,806)	(2,015,456)
Net Increase (Decrease) in Shares Outstanding	(333,789)	(138,980)

[a]During the period ended January 31, 2018, 61,071 Class Y shares representing $765,890 were exchanged for 61,131 Class I shares and during the period ended July 31, 2017, 117,128 Class Y shares representing $1,489,210 were exchanged for 117,226 Class I shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended January 31, 2018
		Year Ended July 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.61	12.85	12.51	12.89	12.80	14.42
Investment Operations:
Investment income—net[b]	.09	.21	.10	.01	.28	.26
Net realized and unrealized gain (loss) on investments	(.12)	(.26)	.31	(.30)	.07	(1.07)
Total from Investment Operations	(.03)	(.05)	.41	(.29)	.35	(.81)
Distributions:
Dividends from investment income-net	(.17)	(.19)	(.07)	(.09)	(.26)	(.28)
Dividends from net realized gain on investments	-	-	-	-	-	(.53)
Total Distributions	(.17)	(.19)	(.07)	(.09)	(.26)	(.81)
Net asset value, end of period	12.41	12.61	12.85	12.51	12.89	12.80
Total Return (%)	(.24)[c]	(.39)	3.27	(2.24)	2.76	(6.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[d]	.51	.54	.52	.40	.37
Ratio of net expenses to average net assets	.53[d]	.51	.54	.52	.40	.37
Ratio of net investment income to average net assets	1.46[d]	1.67	.80	.05	2.23	1.85
Portfolio Turnover Rate	25.38[c]	51.76	59.68	53.54	74.65	131.32
Net Assets, end of period ($ x 1,000)	20,711	19,525	17,594	20,099	33,537	305,695

a Effective July 1, 2013, the existing Institutional shares were redesignated as Class I shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2018
		Year Ended July 31,
Investor Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	12.58	12.81	12.50	12.90	12.81	14.42
Investment Operations:
Investment income (loss)—net[a]	.08	.18	.07	(.03)	.24	.20
Net realized and unrealized gain (loss) on investments	(.13)	(.26)	.30	(.29)	.07	(1.05)
Total from Investment Operations	(.05)	(.08)	.37	(.32)	.31	(.85)
Distributions:
Dividends from investment income-net	(.15)	(.15)	(.06)	(.08)	(.22)	(.23)
Dividends from net realized gain on investments	-	-	-	-	-	(.53)
Total Distributions	(.15)	(.15)	(.06)	(.08)	(.22)	(.76)
Net asset value, end of period	12.38	12.58	12.81	12.50	12.90	12.81
Total Return (%)	(.37)[b]	(.60)	3.00	(2.52)	2.44	(6.26)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[c]	.76	.76	.74	.72	.70
Ratio of net expenses to average net assets	.79[c]	.76	.76	.74	.72	.70
Ratio of net investment income (loss) to average net assets	1.20[c]	1.41	.58	(.25)	1.92	1.40
Portfolio Turnover Rate	25.38[b]	51.76	59.68	53.54	74.65	131.32
Net Assets, end of period ($ x 1,000)	13,048	15,236	19,343	21,488	26,864	36,559

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

	Six Months Ended January 31, 2018	Year Ended July 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.86	12.51	12.89	12.81	12.76
Investment Operations:
Investment income—net[b]	.10	.22	.11	.01	.28	.03
Net realized and unrealized gain (loss) on investments	(.13)	(.25)	.31	(.29)	.06	.05
Total from Investment Operations	(.03)	(.03)	.42	(.28)	.34	.08
Distributions:
Dividends from investment income-net	(.18)	(.20)	(.07)	(.10)	(.26)	(.03)
Net asset value, end of period	12.42	12.63	12.86	12.51	12.89	12.81
Total Return (%)	(.29)[c]	(.24)	3.36	(2.19)	2.72	.60[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48[d]	.43	.44	.41	.39	.36[d]
Ratio of net expenses to average net assets	.48[d]	.43	.44	.41	.39	.36[d]
Ratio of net investment income to average net assets	1.51[d]	1.74	.90	.11	2.24	2.36[d]
Portfolio Turnover Rate	25.38[c]	51.76	59.68	53.54	74.65	131.32
Net Assets, end of period ($ x 1,000)	86,487	92,121	95,606	140,443	170,021	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class I (500 million shares authorized), Investor (500 million shares authorized) and Class Y (100 million shares authorized). Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Investor shares are subject to a Shareholder Services Plan fee. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these

16

arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets($) Investments in Securities:
Registered Investment Company	1,758,598	-	-	1,758,598
U.S. Treasury	-	118,686,982	-	118,686,982

18

At January 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2018, The Bank of New York Mellon earned $1,996 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $15,308,366 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2017. The fund has $8,027,239 of short-term capital losses and $7,281,127 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2017 was as follows: ordinary income $1,986,075. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time

20

of borrowing. During the period ended January 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2018, the fund was charged $17,899 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2018, the fund was charged $3,687 for transfer agency services and $181 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $181.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2018, the fund was charged $5,398 pursuant to the custody agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended January 31, 2018, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $30,297, Shareholder Services Plan fees $2,866, custodian fees $4,432, Chief Compliance Officer fees $9,341 and transfer agency fees $1,566.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended January 31, 2018, amounted to $31,158,248 and $38,064,131, respectively.

At January 31, 2018, accumulated net unrealized depreciation on investments was $1,081,490, consisting of $11,181 gross unrealized appreciation and $1,092,671 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Inflation Adjusted Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class I: DIASX Investor: DIAVX Class Y: DAIYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0588SA0118

Dreyfus Intermediate Term Income Fund

SEMIANNUAL REPORT January 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Term Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the six-month period from August 1, 2017 through January 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of record highs while bonds produced flat to modestly negative results over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and progress toward the enactment of tax-reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value when short-term interest rates and inflation expectations increased, while corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ strong performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist in 2018, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, as of mid-February, we already have witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
February 15, 2018

2

DISCUSSION OF FUND PERFORMANCE

For the period from August 1, 2017 through January 31, 2018, as provided by David Bowser, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended January 31, 2018, Dreyfus Intermediate Term Income Fund’s Class A shares produced a total return of 0.37%, Class C shares returned -0.02%, Class I shares returned 0.53%, and Class Y shares returned 0.56%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), achieved a total return of -0.36% for the same period.2

Bonds produced mildly negative total returns over the reporting period, on average, amid expectations of rising interest rates and accelerating inflation. The fund outperformed the Index, primarily due to the success of its sector allocation and security selection strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent, as determined by Dreyfus. These securities include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating rate loans (limited to up to 20% of the fund’s net assets) and foreign bonds. Typically, the fund can be expected to have an average effective maturity ranging between five and ten years, and an average effective duration ranging between three and eight years.

For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by Dreyfus. The fund will focus primarily on U.S. securities but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

Rising Interest Rates Dampened Bond Market Returns

Major central banks, including the Federal Reserve Board (the “Fed”), continued to move away from the aggressively accommodative monetary policies of the past few years amid evidence of stronger global economic growth. In the United States, short-term interest rates continued to rise when the Fed began to unwind its balance sheet in October through sales of U.S. government securities, and implemented an additional increase in the overnight

3

DISCUSSION OF FUND PERFORMANCE (continued)

federal funds rate in December. Intermediate-term interest rates also climbed over much of the reporting period, causing high-quality U.S. government securities with 10-year maturities to lose a degree of value. Corporate-backed securities fared somewhat better in anticipation of lower corporate tax rates and improved business conditions.

Higher-Yielding Market Sectors Fared Best

The fund’s overweighted allocation to corporate-backed bonds helped enhance its performance compared to that of the Index. Corporate bond prices were supported by growing earnings, upbeat business sentiment, and investors’ preference for higher levels of current income. Likewise, a position in emerging-market bonds (which are not represented in the Index) fared well when local interest rates moderated and economic conditions strengthened. In Europe, the fund added value through underweighted exposure to German bonds and an emphasis on securities from Portugal and Italy.

From a security selection perspective, the fund participated in solid returns from a variety of industry groups in the corporate bond market, most notably energy pipeline companies. An emphasis on corporate bonds with credit ratings toward the bottom of the investment-grade range also bolstered relative results, as did the fund’s holdings of inflation-adjusted securities in the United States and Japan.

The fund’s interest-rate strategies worked well as we generally maintained a modestly short average duration compared to the Index, which helped cushion the negative impact of rising intermediate-term interest rates. An emphasis on emerging-market currencies and underweighted exposure to the U.S. dollar further bolstered the fund’s relative results. The fund employed currency and interest-rate futures contracts to establish its currency and duration positions.

On a more negative note, the fund’s security selections among lower-coupon mortgage-backed securities weighed on relative performance when yield differences narrowed along the market’s maturity spectrum.

Positioned for Modestly Higher Interest Rates

Most analysts expect additional short-term interest-rate hikes by the Fed in 2018, and we anticipate that long-term interest rates will rise modestly in response to continued economic growth and higher inflationary pressures. These developments could constrain total returns from U.S. government securities, but corporate bonds currently appear likely to continue to benefit from the global economic expansion and reduced U.S. tax rates.

Therefore, as of the reporting period’s end, we have maintained the fund’s average duration in a modestly defensive position to protect against rising interest rates, and we have retained overweighted exposure to corporate-backed bonds and inflation-adjusted securities.

4

Conversely, we have established underweighted positions in mortgage-backed securities that could be vulnerable to the Fed’s balance-sheet reduction program.

February 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, the returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for all Class I and Class Y shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after November 30, 2018. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. —The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2017 to January 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.49	$8.22	$2.78	$2.53
Ending value (after expenses)	$1,003.70	$999.80	$1,005.30	$1,005.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.53	$8.29	$2.80	$2.55
Ending value (after expenses)	$1,020.72	$1,016.99	$1,022.43	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.63% for Class C, .55% for Class I and .50% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9%
Asset-Backed Certificates - 1.5%
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/22	1,600,000	[b]	1,588,635
Starwood Waypoint Homes 2017-1 Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%	2.51	1/17/35	2,874,499	[b,c]	2,898,096
Tricon American Homes, Ser. 2017-SFR2, Cl. A	2.93	1/17/36	1,685,000	[b]	1,654,392
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/22	2,485,000	[b]	2,462,911
				8,604,034
Asset-Backed Ctfs./Auto Receivables - 2.2%
Ally Auto Receivables Trust, Ser. 2017-4, Cl. A4	1.96	7/15/22	3,005,000		2,953,752
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/23	1,270,000		1,253,325
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/20/23	1,305,000	[b]	1,298,588
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/23	2,395,000		2,356,426
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/21	550,000	[b]	545,532
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/24	710,000	[b]	704,729
Toyota Auto Receivables Owner Trust, Ser. 2017-C, Cl. A4	1.98	12/15/22	3,365,000		3,308,162
				12,420,514
Commercial Mortgage Pass-Through Ctfs. - 1.7%
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/48	2,570,000		2,576,215
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/50	4,375,000		4,479,347
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[b]	845,068
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,765,315		1,798,457
				9,699,087
Consumer Discretionary - 1.8%
21st Century Fox America, Gtd. Debs.	7.63	11/30/28	1,470,000		1,915,825
21st Century Fox America, Gtd. Notes	4.00	10/1/23	500,000		521,833
AMC Networks, Gtd. Notes	4.75	8/1/25	440,000		440,550

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Consumer Discretionary - 1.8% (continued)
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/47	1,446,000		1,498,574
Cox Communications, Sr. Unscd. Notes	4.60	8/15/47	1,060,000	[b]	1,064,843
Sky, Gtd. Notes	3.75	9/16/24	3,030,000	[b]	3,106,191
Time Warner, Gtd. Debs.	5.35	12/15/43	1,520,000		1,686,058
				10,233,874
Consumer Staples - 2.0%
Anheuser-Busch InBev Finance, Gtd. Notes	4.90	2/1/46	1,800,000		2,033,562
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/39	1,560,000		2,041,714
Newell Brands, Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,511,108
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[b]	1,884,283
Post Holdings, Gtd. Notes	5.50	3/1/25	1,920,000	[b]	1,982,400
Reynolds American, Gtd. Notes	4.85	9/15/23	1,745,000		1,884,325
				11,337,392
Energy - 3.7%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/47	1,465,000	[b]	1,475,495
Andeavor Logistics, Gtd. Notes	3.50	12/1/22	595,000		595,466
Cenovus Energy, Sr. Unscd. Notes	5.25	6/15/37	1,210,000		1,265,994
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/27	965,000		998,775
Concho Resources, Gtd. Notes	4.88	10/1/47	455,000		498,294
Energy Transfer, Sr. Unscd. Notes	5.15	2/1/43	2,735,000		2,677,883
Energy Transfer Partners, Jr. Sub. Notes	6.25	12/15/49	1,475,000		1,480,531
EQT, Sr. Unscd.Notes	3.00	10/1/22	170,000		166,542
EQT, Sr. Unscd.Notes	3.90	10/1/27	1,230,000		1,207,055
Genesis Energy, Gtd. Notes	6.75	8/1/22	1,370,000		1,428,225
Kinder Morgan, Gtd. Notes	7.75	1/15/32	2,290,000		2,953,150

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Energy - 3.7% (continued)
MPLX, Sr. Unscd. Notes	4.13	3/1/27	855,000		870,121
MPLX, Sr. Unscd. Notes	5.20	3/1/47	905,000		1,001,155
Petrobras Global Finance, Gtd. Notes	7.38	1/17/27	1,460,000		1,622,279
Williams Partners, Sr. Unscd. Notes	4.50	11/15/23	1,980,000		2,073,623
Williams Partners, Sr. Unscd. Notes	6.30	4/15/40	920,000		1,140,230
				21,454,818
Financials - 11.4%
ABN AMRO Bank, Sub. Notes	4.75	7/28/25	635,000	[b]	665,832
ABN AMRO Bank, Sub. Notes	4.80	4/18/26	800,000	[b]	843,635
AerCap Ireland Capital , Gtd. Notes	3.50	5/26/22	1,500,000		1,509,917
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,062,984
American International Group, Sr. Unscd. Notes	4.88	6/1/22	2,305,000		2,467,160
Bank of America, Sr. Unscd. Notes	2.15	11/9/20	3,230,000		3,187,338
Bank of America, Sr. Unscd. Notes	4.00	4/1/24	1,146,000		1,191,380
Bank of America, Sr. Unscd. Notes	3.50	4/19/26	1,635,000		1,648,085
Bank of America, Sr. Unscd. Notes	3.42	12/20/28	2,657,000	[b]	2,618,777
Barclays, Sr. Unscd. Notes	4.38	1/12/26	2,100,000		2,159,726
Citigroup, Sr. Unscd. Notes	3.89	1/10/28	4,985,000		5,096,307
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	2,810,000		3,157,759
Citigroup, Sub. Notes	4.75	5/18/46	2,170,000		2,361,774
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/26	2,300,000		2,281,554
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/22	3,550,000		3,777,017
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR + .83%	2.38	3/12/19	3,415,000	[c]	3,430,796

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Financials - 11.4% (continued)
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.10%		2.52	11/15/18	4,720,000	[c]	4,750,774
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.60%		3.08	11/29/23	1,125,000	[c]	1,178,217
JPMorgan Chase & Co., Sub. Notes		4.25	10/1/27	2,360,000		2,468,605
JPMorgan Chase & Co., Sub. Notes		3.63	12/1/27	1,675,000		1,662,992
KeyBank, Sr. Unscd. Notes		2.50	11/22/21	1,210,000		1,192,213
Lloyds Banking Group, Sub. Notes		4.65	3/24/26	3,300,000		3,432,676
Morgan Stanley, Sr. Unscd. Notes		4.30	1/27/45	3,800,000		4,038,962
Principal Financial Group, Gtd. Notes		4.30	11/15/46	1,600,000		1,675,042
Prudential Financial, Jr. Sub. Notes		5.88	9/15/42	1,650,000		1,808,813
Quicken Loans, Gtd. Notes		5.75	5/1/25	2,125,000	[b]	2,175,469
Wells Fargo & Co., Sr. Unscd. Notes		3.07	1/24/23	1,625,000		1,626,866
Wells Fargo & Co., Sub. Notes		4.30	7/22/27	1,520,000		1,592,871
					66,063,541
Foreign/Governmental - 10.0%
Argentine Government, Bonds, Ser. POM, Argentine 7-Day Reference Rate	ARS	27.28	6/21/20	12,450,000	[c]	720,623
Argentine Government, Sr. Unscd. Bonds	EUR	5.25	1/15/28	1,310,000		1,655,277
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	1,454,000	[d]	627,216
Argentine Government, Unscd. Bonds	ARS	21.20	9/19/18	47,030,000		2,583,836
Buenos Aires Province, Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	25.36	5/31/22	28,900,000	[c]	1,580,043
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	1,405,000	[e]	1,552,947
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	525,000	[b]	539,451
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	818,000,000	[f]	7,932,201

10

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Foreign/Governmental - 10.0% (continued)
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	2,230,600,000	[f]	21,711,502
Mexican Government, Bonds, Ser. M	MXN	5.75	3/5/26	36,665,000		1,754,711
Mexican Government, Sr. Unscd. Notes		4.15	3/28/27	820,000	[e]	840,705
Mexican Government, Sr. Unscd. Notes		4.75	3/8/44	1,350,000		1,352,025
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	490,000	[b]	509,414
Portuguese Government, Sr. Unscd. Bonds	EUR	4.10	2/15/45	2,320,000		3,519,499
Senegalese Government, Unscd. Notes		6.25	5/23/33	450,000		471,879
Senegalese Government, Unscd. Notes		6.25	5/23/33	200,000	[b]	209,724
Turkish Government, Bonds	TRY	11.00	2/24/27	11,005,000		2,831,372
Turkish Government, Sr. Unscd. Notes		5.75	5/11/47	815,000		775,291
Ukrainian Government, Sr. Unscd. Notes		7.38	9/25/32	1,180,000	[b]	1,200,009
Ukrainian Government, Sr. Unscd. Notes		0.00	5/31/40	1,420,000	[g]	970,197
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	53,230,000	[b]	1,827,157
Uruguayan Government, Sr. Unscd. Notes		4.38	10/27/27	2,655,000		2,829,234
					57,994,313
Health Care - 3.4%
Abbott Laboratories, Sr. Unscd. Notes		4.90	11/30/46	1,860,000		2,130,128
AbbVie, Sr. Unscd. Notes		3.20	5/14/26	2,125,000		2,075,853
Aetna, Sr. Unscd. Notes		2.80	6/15/23	2,640,000		2,576,730
AmerisourceBergen, Sr. Unscd. Notes		3.25	3/1/25	910,000		897,022
Gilead Sciences, Sr. Unscd. Notes		4.75	3/1/46	1,180,000		1,336,857
HCA, Gtd. Notes		5.38	2/1/25	2,130,000		2,183,250
Medtronic, Gtd. Notes		4.63	3/15/45	1,415,000		1,605,478
Mylan, Gtd. Notes		3.15	6/15/21	2,440,000		2,440,768

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Health Care - 3.4% (continued)
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/23	2,285,000		2,220,991
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/45	1,735,000		2,016,595
				19,483,672
Industrials - 2.4%
CSX, Sr. Unscd. Notes	2.60	11/1/26	2,607,000		2,439,555
ERAC USA Finance, Gtd. Notes	3.85	11/15/24	1,895,000	[b]	1,935,496
FedEx, Gtd. Notes	4.40	1/15/47	1,940,000		2,064,390
General Electric, Jr. Sub. Debs., Ser. D	5.00	12/31/49	4,405,000		4,454,556
Republic Services, Sr. Unscd. Notes	3.38	11/15/27	560,000		553,263
United Rentals North America, Gtd. Notes	5.75	11/15/24	1,980,000		2,091,375
Waste Management, Gtd. Notes	4.60	3/1/21	540,000		567,573
				14,106,208
Information Technology - 2.5%
Alibaba Group Holding, Sr. Unscd. Notes	2.80	6/6/23	975,000		956,909
Amazon.com, Sr. Unscd. Notes	4.05	8/22/47	1,345,000	[b]	1,392,623
Broadcom, Gtd. Notes	3.00	1/15/22	2,805,000	[b]	2,757,139
Corning, Sr. Unscd. Notes	4.38	11/15/57	1,185,000		1,185,487
Dell International, Sr. Scd. Notes	6.02	6/15/26	1,265,000	[b]	1,387,043
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	900,000		938,820
Oracle, Sr. Unscd. Notes	2.65	7/15/26	2,150,000		2,046,819
Visa, Sr. Unscd. Notes	3.15	12/14/25	1,945,000		1,944,747
Zayo Group, Gtd. Notes	5.75	1/15/27	1,725,000	[b]	1,757,430
				14,367,017
Materials - .9%
Ardagh Packaging Finance, Gtd. Notes	6.00	2/15/25	2,100,000	[b]	2,173,500
Chemours, Gtd. Notes	5.38	5/15/27	440,000		456,500

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 103.9% (continued)
Materials - .9% (continued)
Glencore Funding, Gtd. Notes	4.63	4/29/24	1,170,000	[b] 1,226,049
LYB International Finance, Gtd. Notes	4.00	7/15/23	1,435,000	1,484,722
				5,340,771
Municipal Bonds - 2.0%
California, GO (Build America Bonds)	7.30	10/1/39	3,705,000	5,510,817
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	4,640,000	4,785,974
New York City, GO (Build America Bonds)	5.99	12/1/36	980,000	1,234,437
				11,531,228
Real Estate - 1.4%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/27	425,000	426,093
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/29	1,560,000	1,623,608
Digital Realty Trust, Gtd. Notes	3.70	8/15/27	1,240,000	1,230,929
Omega Healthcare Investors, Gtd. Notes	5.25	1/15/26	1,585,000	1,616,557
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/25	2,040,000	2,056,396
Vereit Operating Partnership, Gtd. Notes	3.95	8/15/27	1,455,000	1,412,896
				8,366,479
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	31,798	32,145
Prudential Home Mortgage Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	233	[b] 229
Residential Funding Mortgage Securities I Trust, Ser. 2004-S3, Cl. M1	4.75	3/25/19	15,967	15,950
				48,324
Telecommunications - 2.1%
AT&T, Sr. Unscd. Notes	4.90	8/14/37	4,345,000	4,417,051
AT&T, Sr. Unscd. Notes	5.45	3/1/47	3,190,000	3,421,666
Rogers Communications, Gtd. Notes	4.10	10/1/23	1,025,000	1,063,726

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Telecommunications - 2.1% (continued)
Telefonica Emisiones, Gtd. Notes	5.21	3/8/47	1,010,000		1,143,735
Verizon Communications, Notes	3.38	2/15/25	2,335,000		2,317,817
				12,363,995
U.S. Government Agencies Mortgage-Backed - 25.6%
Federal Home Loan Mortgage Corp.:
4.00%			11,890,000	[h,i]	12,288,036
3.50%, 8/1/30-8/1/46			11,857,888	[i]	12,044,484
5.00%, 10/1/18-9/1/40			225,843	[i]	245,469
5.50%, 5/1/40			56,243	[i]	61,023
6.00%, 6/1/22			102,408	[i]	107,468
6.50%, 9/1/29-3/1/32			2,322	[i]	2,579
7.00%, 11/1/31			53,689	[i]	56,856
7.50%, 12/1/25-1/1/31			3,990	[i]	4,111
8.00%, 1/1/28			2,503	[i]	2,873
8.50%, 7/1/30			313	[i]	370
Multiclass Mortgage Participation Ctfs., REMIC, Ser. 51, Cl. E, 10.00%, 7/15/20			9,112	[i]	9,450
Federal National Mortgage Association:
3.00%			1,675,000	[h,i]	1,641,892
4.00%			19,440,000	[h,i]	20,080,204
2.97%, 10/1/47			7,966,978	[i]	7,969,597
3.00%, 10/1/30-4/1/43			18,033,134	[i]	18,078,981
3.28%, 3/1/27			13,315,737	[i]	13,526,012
3.50%, 1/1/31-3/1/46			29,675,213	[i]	30,109,802
4.00%, 12/1/43			1,682,579	[i]	1,747,141
5.00%, 5/1/18-11/1/20			103,956	[i]	105,760
5.50%, 2/1/33-7/1/40			2,462,756	[i]	2,704,132
6.00%, 1/1/19-12/1/22			82,649	[i]	89,448
6.50%, 3/1/26-10/1/32			16,290	[i]	18,056
7.00%, 2/1/29-6/1/32			14,879	[i]	15,934
7.50%, 11/1/27-3/1/31			2,549	[i]	2,671
8.00%, 12/1/25			3,901	[i]	4,128
Pass-Through Ctfs., REMIC, Ser. 1988-16, Cl. B, 9.50%, 6/25/18			12	[i]	12
Government National Mortgage Association I:
5.50%, 4/15/33			522,841		576,809
6.50%, 4/15/28-7/15/32			8,157		9,030
7.00%, 4/15/28-9/15/31			2,553		2,852
7.50%, 12/15/26-11/15/30			675		679
8.00%, 5/15/26-10/15/30			7,982		8,186

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
U.S. Government Agencies Mortgage-Backed - 25.6% (continued)
8.50%, 4/15/25			961		982
9.00%, 10/15/27			5,631		5,650
Government National Mortgage Association II:
3.00%, 11/20/45-11/20/47			13,334,650		13,223,246
4.00%, 10/20/47-1/20/48			12,726,145		13,234,526
6.50%, 2/20/31-7/20/31			36,256		41,422
7.00%, 11/20/29			115		130
				148,020,001
U.S. Government Securities - 27.7%
U.S. Treasury Bonds	4.50	2/15/36	12,760,000		15,853,303
U.S. Treasury Bonds	2.75	8/15/47	4,360,000		4,192,498
U.S. Treasury Bonds	2.75	11/15/47	2,840,000		2,731,503
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL + .048%	1.48	10/31/19	14,515,000	[c]	14,531,495
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL + .06%	1.50	7/31/19	11,925,000	[c]	11,942,680
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL + .07%	1.51	4/30/19	33,065,000	[c]	33,111,172
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	11,434,892	[e,j]	11,472,028
U.S. Treasury Inflation Protected Securities, Notes	0.38	1/15/27	10,099,173	[j]	9,897,729
U.S. Treasury Notes	1.75	11/15/20	6,710,000	[e]	6,616,034
U.S. Treasury Notes	1.88	9/30/22	7,905,000		7,684,988
U.S. Treasury Notes	2.00	10/31/22	43,015,000		42,027,001
				160,060,431
Utilities - 1.6%
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/26	2,365,000		2,248,323
Duke Energy, Sr. Unscd. Notes	3.15	8/15/27	355,000		344,042
Exelon Generation, Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,295,523
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/39	355,000		415,266
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/45	1,210,000		1,318,161
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/45	1,410,000		1,521,093
Nevada Power, Mortgage Notes, Ser. R	6.75	7/1/37	395,000		545,160

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 103.9% (continued)
Utilities - 1.6% (continued)
Sierra Pacific Power, Mortgage Notes, Ser. P		6.75	7/1/37	550,000		746,329
					9,433,897
Total Bonds and Notes (cost $598,622,223)				600,929,596
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount)	[a]	Value ($)
Options Purchased - .0%
Call Options - .0%
10 Year Interest Rate Swaption, Contracts 30,940 Citigroup		2.10	4/2018	30,940,000		5,204
Put Options - .0%
British Pound Cross Currency, Contracts 770,000 Goldman Sachs International	EUR	0.87	2/2018	770,000		3,595
Norwegian Krone Cross Currency, Contracts 800,000 Citigroup	EUR	9.30	2/2018	800,000		0
Norwegian Krone Cross Currency, Contracts 705,000 Citigroup	EUR	9.35	7/2018	705,000		6,003
Norwegian Krone Cross Currency, Contracts 765,000 Citigroup	EUR	9.75	3/2018	765,000		18,381
Swedish Krona Cross Currency, Contracts 700,000 UBS	EUR	9.60	7/2018	700,000		7,282
Swedish Krona Cross Currency, Contracts 760,000 Goldman Sachs International	EUR	9.80	3/2018	760,000		7,987
Turkish Lira, Contracts 920,000 Citigroup		3.93	2/2018	920,000		37,394
Turkish Lira, Contracts 1,790,000 JP Morgan Chase Bank		3.86	3/2018	1,790,000		45,169
					125,811
Total Options Purchased (cost $262,785)				131,015
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .3%
U.S. Treasury Bills (cost $1,718,486)		1.13	3/1/18	1,720,000	[k]	1,718,132
				Shares		Value ($)
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,670,031)				6,670,031	[l]	6,670,031

16

Description	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $2,460,644)	2,460,644	[l] 2,460,644
Total Investments (cost $609,734,169)	105.8%	611,909,418
Liabilities, Less Cash and Receivables	(5.8%)	(33,725,497)
Net Assets	100.0%	578,183,921

BADLAR—Buenos Aires Interbank Offer Rate

GO—General Obligation

LIBOR—London Interbank Offered Rate

ARS—Argentine Peso

EUR—Euro

JPY—Japanese Yen

MXN—Mexican Peso

TRY—Turkish Lira

UYU—Uruguayan Peso

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $44,730,140 or 7.74% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

e Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $16,202,490 and the value of the collateral held by the fund was $16,546,259, consisting of cash collateral of $2,460,644 and U.S. Government & Agency securities valued at $14,085,615.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

h Purchased on a forward commitment basis.

i The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

k Held by a counterparty for open exchange traded derivative contracts.

l Investment in affiliated money market mutual fund.

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	53.3
Corporate Bonds	33.2
Foreign/Governmental	10.0
Asset-Backed	3.7
Municipal Bonds	2.0
Short-Term/Money Market Investments	1.9
Commercial Mortgage-Backed	1.7
Options Purchased	.0
Residential Mortgage-Backed	.0
105.8

† Based on net assets.

See notes to financial statements.

18

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 7/31/2017 ($)	Purchases ($)	Sales ($)	Value 1/31/2018 ($)	Net Assets (%)	Dividends/ Distributions
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	4,577,988	135,089,444	137,206,788	2,460,644	0.4	-
Dreyfus Institutional Preferred Government Plus Money Market Fund	16,981,320	133,286,468	143,597,757	6,670,031	1.2	60,193
Total	21,559,308	268,375,912	280,804,545	9,130,675	1.6	60,193

See notes to financial statements.

19

STATEMENT OF FUTURES

January 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro 30 Year Bond	26	3/2018	5,216,117[a]	5,221,047	4,930
Euro BTP Italian Government Bond	21	3/2018	3,638,465[a]	3,545,366	(93,099)
U.S. Treasury 2 Year Notes	397	3/2018	85,188,254	84,654,047	(534,207)
Futures Short
Euro-Bobl	350	3/2018	(56,992,681)[a]	(56,686,407)	306,274
Euro-Bond	28	3/2018	(5,675,480)[a]	(5,521,156)	154,324
Japanese 10 Year Bond	23	3/2018	(31,726,053)[a]	(31,669,506)	56,547
Ultra 10 Year U.S. Treasury Notes	206	3/2018	(27,679,773)	(26,821,844)	857,929
Gross Unrealized Appreciation				1,380,004
Gross Unrealized Depreciation				(627,306)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

20

STATEMENT OF OPTIONS WRITTEN

January 31, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
British Pound Cross Currency February 2018 @ GBP 0.915	Goldman Sachs International	770,000	770,000	EUR	(162)
Norwegian Krone Cross Currency February 2018 @ NOK 9.7	Citigroup	800,000	800,000	EUR	(2)
Norwegian Krone Cross Currency March 2018 @ NOK 10.05	Citigroup	765,000	765,000	EUR	(138)
Norwegian Krone Cross Currency July 2018 @ NOK 9.97	Citigroup	705,000	705,000	EUR	(6,480)
Russian Ruble, March 2018 @ RUB 62	Citigroup	895,000	895,000		(213)
South African Rand, February 2018 @ ZAR 15.5	Citigroup	915,000	915,000		-
Swedish Krona Cross Currency March 2018 @ SEK 10.2	Goldman Sachs International	760,000	760,000	EUR	(293)
Swedish Krona Cross Currency July 2018 @ SEK 10	UBS	700,000	700,000	EUR	(7,281)
Turkish Lira, February 2018 @ TRY 4.32	Citigroup	920,000	920,000		(37)
Turkish Lira, March 2018 @ TRY 4.21	JP Morgan Chase Bank	1,790,000	1,790,000		(2,083)
Total Options Written (premiums received $87,742)					(16,689)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

21

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS January 31, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
United States Dollar	2,120,959	Thai Baht	67,245,000	4/10/18	(29,666)
Barclays Bank
Czech Koruna	20,890,000	United States Dollar	1,028,179	4/10/18†	1,932
Malaysian Ringgit	4,040,000	United States Dollar	1,037,094	4/10/18	(3,390)
United States Dollar	1,028,179	Euro	822,829	4/10/18†	1,876
United States Dollar	1,510,331	South Korean Won	1,622,011,000	4/10/18	(10,528)
United States Dollar	1,966,231	Taiwan Dollar	57,050,000	4/10/18	2,075
Citigroup
Colombian Peso	2,873,509,925	United States Dollar	1,000,780	4/10/18	7,188
British Pound	1,510,000	United States Dollar	2,161,338	2/28/18	(15,312)
Russian Ruble	50,000,000	United States Dollar	888,754	4/10/18	(6,835)
Singapore Dollar	1,750,000	United States Dollar	1,341,151	4/10/18	(5,138)
United States Dollar	2,256,704	Argentine Peso	41,400,000	3/15/18	191,353
United States Dollar	9,742,040	Euro	7,785,000	2/28/18	60,674
United States Dollar	1,496,598	Philippine Peso	76,790,000	4/10/18	4,306
United States Dollar	2,398,462	South African Rand	28,970,000	4/10/18	(22,187)
JP Morgan Chase Bank
Argentine Peso	61,580,000	United States Dollar	3,141,824	3/15/18	(69,740)
Indonesian Rupiah	24,893,095,000	United States Dollar	1,858,945	4/10/18	(8,776)
Indian Rupee	30,557,000	United States Dollar	477,199	4/10/18	(922)
Japanese Yen	193,240,000	United States Dollar	1,741,692	2/28/18	30,861
Norwegian Krone	22,625,000	United States Dollar	2,881,505	2/28/18	55,682
United States Dollar	1,922,197	Hong Kong Dollars	14,950,000	1/8/19	(1,303)
United States Dollar	900,901	Israeli Shekel	3,070,000	4/10/18	265

22

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
JP Morgan Chase Bank (continued)
United States Dollar	28,999,113	Japanese Yen	3,217,440,000	2/28/18	(513,840)
United States Dollar	1,418,198	Romanian Leu	5,410,000	4/10/18	(26,399)
United States Dollar	1,980,649	Taiwan Dollar	58,280,000	4/10/18	(25,855)
UBS
Czech Koruna	103,445,000	United States Dollar	5,091,433	4/10/18†	9,564
Malaysian Ringgit	1,575,000	United States Dollar	402,774	7/23/18	(1,226)
Swedish Krona	31,020,000	United States Dollar	3,871,855	2/28/18	71,465
United States Dollar	5,091,432	Euro	4,072,638	4/10/18†	11,692
Gross Unrealized Appreciation					448,933
Gross Unrealized Depreciation					(741,117)

† Cross currency forward exchange contracts.

See notes to financial statements.

23

STATEMENT OF SWAP AGREEMENTS

January 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional Amount†	Currency/ Floating Rate	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
254,850,000	HUF - 6 Month BUBOR	(1.83)	1/26/2028	8,760
254,850,000	HUF - 6 Month BUBOR	(1.86)	1/26/2028	5,923
201,100,000	USD - 3 Month US CPI Urban Consumers NSA	1.68	4/25/2018	545,637
321,800,000	HUF - 6 Month BUBOR	(1.90)	1/29/2028	3,106
Gross Unrealized Appreciation				563,426

BUBOR—Budapest Interbank Offered Rate

CPI—Consumer Price Index

HUF—Hungarian Forint

USD—United States Dollar

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,202,490)—Note 1(c):
Unaffiliated issuers	600,603,494	602,778,743
Affiliated issuers	9,130,675	9,130,675
Cash		666,813
Cash denominated in foreign currency	225,907	209,071
Receivable for investment securities sold		5,899,569
Dividends, interest and securities lending income receivable		3,664,267
Receivable for swap variation margin—Note 4		575,670
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		448,933
Cash collateral held by broker—Note 4		389,940
Receivable for shares of Common Stock subscribed		20,208
Prepaid expenses		37,638
		623,821,527
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		363,891
Payable for open mortgage dollar roll transactions—Note 4		40,214,351
Liability for securities on loan—Note 1(c)		2,460,644
Payable for shares of Common Stock redeemed		1,594,281
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		741,117
Payable for futures variation margin—Note 4		33,180
Outstanding options written, at value (premiums received $87,742)—Note 4		16,689
Payable for investment securities purchased		7,788
Accrued expenses		205,665
		45,637,606
Net Assets ($)		578,183,921
Composition of Net Assets ($):
Paid-in capital		592,459,633
Accumulated undistributed investment income—net		2,738,181
Accumulated net realized gain (loss) on investments		(20,283,293)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $752,698 net unrealized appreciation on futures and $563,426 net unrealized appreciation on centrally cleared swap agreements)		3,269,400
Net Assets ($)		578,183,921

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	414,164,111	7,663,419	141,448,689	14,907,702
Shares Outstanding	31,215,036	577,610	10,663,441	1,123,390
Net Asset Value Per Share ($)	13.27	13.27	13.26	13.27

See notes to financial statements.

25

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	9,191,371
Dividends from affiliated issuers	60,193
Income from securities lending—Note 1(c)	40,133
Total Income	9,291,697
Expenses:
Management fee—Note 3(a)	1,385,407
Shareholder servicing costs—Note 3(c)	922,553
Directors’ fees and expenses—Note 3(d)	91,143
Professional fees	59,555
Distribution fees—Note 3(b)	47,043
Registration fees	33,669
Prospectus and shareholders’ reports	22,381
Custodian fees—Note 3(c)	18,747
Loan commitment fees—Note 2	6,862
Miscellaneous	30,680
Total Expenses	2,618,040
Less—reduction in expenses due to undertaking—Note 3(a)	(125,455)
Less—reduction in fees due to earnings credits—Note 3(c)	(6,675)
Net Expenses	2,485,910
Investment Income—Net	6,805,787
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(72,606)
Net realized gain (loss) on options transactions	94,790
Net realized gain (loss) on futures	222,385
Net realized gain (loss) on forward foreign currency exchange contracts	476,182
Net Realized Gain (Loss)	720,751
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,096,069)
Net unrealized appreciation (depreciation) on options transactions	(78,963)
Net unrealized appreciation (depreciation) on futures	(123,442)
Net unrealized appreciation (depreciation) on swap agreements	1,444,077
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(105,487)
Net Unrealized Appreciation (Depreciation)	(4,959,884)
Net Realized and Unrealized Gain (Loss) on Investments	(4,239,133)
Net Increase in Net Assets Resulting from Operations	2,566,654

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations ($):
Investment income—net	6,805,787	15,123,424
Net realized gain (loss) on investments	720,751	1,355,334
Net unrealized appreciation (depreciation) on investments	(4,959,884)	(20,859,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,566,654	(4,380,659)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(5,272,768)	(10,891,197)
Class C	(103,742)	(284,715)
Class I	(2,043,096)	(5,222,518)
Class Y	(310,173)	(1,162,012)
Net realized gain on investments:
Class A	(3,601,122)	(353,627)
Class C	(111,977)	(13,945)
Class I	(1,247,251)	(168,527)
Class Y	(120,680)	(32,483)
Total Distributions	(12,810,809)	(18,129,024)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	16,028,799	28,392,421
Class C	378,347	1,099,811
Class I	13,044,126	58,136,064
Class Y	1,762,445	14,659,025
Distributions reinvested:
Class A	7,914,220	10,029,515
Class C	176,672	211,628
Class I	3,133,066	5,086,421
Class Y	236,803	804,409
Cost of shares redeemed:
Class A	(44,975,770)	(136,544,111)
Class C	(7,113,431)	(8,270,178)
Class I	(18,487,128)	(167,670,229)
Class Y	(11,697,502)	(29,531,385)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(39,599,353)	(223,596,609)
Total Increase (Decrease) in Net Assets	(49,843,508)	(246,106,292)
Net Assets ($):
Beginning of Period	628,027,429	874,133,721
End of Period	578,183,921	628,027,429
Undistributed investment income—net	2,738,181	3,662,173

27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,192,585	2,109,459
Shares issued for distributions reinvested	589,980	746,951
Shares redeemed	(3,345,029)	(10,181,078)
Net Increase (Decrease) in Shares Outstanding	(1,562,464)	(7,324,668)
Class Ca
Shares sold	28,186	81,641
Shares issued for distributions reinvested	13,169	15,779
Shares redeemed	(530,866)	(615,546)
Net Increase (Decrease) in Shares Outstanding	(489,511)	(518,126)
Class I
Shares sold	968,560	4,343,516
Shares issued for distributions reinvested	233,565	378,901
Shares redeemed	(1,377,491)	(12,558,987)
Net Increase (Decrease) in Shares Outstanding	(175,366)	(7,836,570)
Class Y
Shares sold	131,342	1,070,469
Shares issued for distributions reinvested	17,625	59,929
Shares redeemed	(866,825)	(2,198,203)
Net Increase (Decrease) in Shares Outstanding	(717,858)	(1,067,805)

[a]During the period ended January 31, 2018, 79,427 Class C shares representing $1,063,421 were automatically converted for 79,478 Class A shares.
See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2018		Year Ended July 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.50	13.82	13.74	13.94	13.59	14.08
Investment Operations:
Investment income—net[a]	.14	.26	.27	.23	.26	.26
Net realized and unrealized gain (loss) on investments	(.09)	(.27)	.22	(.09)	.42	(.29)
Total from Investment Operations	.05	(.01)	.49	.14	.68	(.03)
Distributions:
Dividends from investment income—net	(.17)	(.30)	(.30)	(.27)	(.31)	(.33)
Dividends from net realized gain on investments	(.11)	(.01)	(.11)	(.07)	(.02)	(.13)
Total Distributions	(.28)	(.31)	(.41)	(.34)	(.33)	(.46)
Net asset value, end of period	13.27	13.50	13.82	13.74	13.94	13.59
Total Return (%)[b]	.37[c]	.06	3.62	.97	5.06	(.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	.93	.92	.91	.89	.86
Ratio of net expenses to average net assets	.89[d]	.89	.89	.88	.89	.86
Ratio of net investment income to average net assets	2.13[d]	1.92	2.01	1.68	1.89	1.82
Portfolio Turnover Rate[e]	92.52[c]	173.15	269.53	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	414,164	442,477	554,070	638,060	730,091	848,610

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2018, July 31, 2017, 2016, 2015, 2014 and 2013 were 53.52%, 122.57%, 158.14%, 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2018		Year Ended July 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.50	13.82	13.74	13.94	13.59	14.08
Investment Operations:
Investment income—net[a]	.10	.16	.17	.13	.16	.15
Net realized and unrealized gain (loss) on investments	(.11)	(.26)	.22	(.09)	.42	(.28)
Total from Investment Operations	(.01)	(.10)	.39	.04	.58	(.13)
Distributions:
Dividends from investment income—net	(.11)	(.21)	(.20)	(.17)	(.21)	(.23)
Dividends from net realized gain on investments	(.11)	(.01)	(.11)	(.07)	(.02)	(.13)
Total Distributions	(.22)	(.22)	(.31)	(.24)	(.23)	(.36)
Net asset value, end of period	13.27	13.50	13.82	13.74	13.94	13.59
Total Return (%)[b]	(.02)[c]	(.67)	2.87	.24	4.29	(.99)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[d]	1.66	1.65	1.64	1.63	1.61
Ratio of net expenses to average net assets	1.63[d]	1.62	1.61	1.61	1.63	1.61
Ratio of net investment income to average net assets	1.39[d]	1.20	1.29	.95	1.15	1.08
Portfolio Turnover Rate[e]	92.52[c]	173.15	269.53	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	7,663	14,406	21,902	24,610	28,295	34,259

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2018, July 31, 2017, 2016, 2015, 2014 and 2013 were 53.52%, 122.57%, 158.14%, 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

30

Six Months Ended
January 31, 2018		Year Ended July 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.50	13.81	13.74	13.93	13.59	14.08
Investment Operations:
Investment income—net[a]	.17	.30	.32	.28	.31	.29
Net realized and unrealized gain (loss) on investments	(.11)	(.25)	.20	(.09)	.41	(.28)
Total from Investment Operations	.06	.05	.52	.19	.72	.01
Distributions:
Dividends from investment income—net	(.19)	(.35)	(.34)	(.31)	(.36)	(.37)
Dividends from net realized gain on investments	(.11)	(.01)	(.11)	(.07)	(.02)	(.13)
Total Distributions	(.30)	(.36)	(.45)	(.38)	(.38)	(.50)
Net asset value, end of period	13.26	13.50	13.81	13.74	13.93	13.59
Total Return (%)	.53[b]	.40	4.04	1.31	5.34	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59[c]	.61	.63	.63	.62	.61
Ratio of net expenses to average net assets	.55[c]	.55	.55	.55	.55	.58
Ratio of net investment income to average net assets	2.47[c]	2.25	2.34	2.02	2.23	2.12
Portfolio Turnover Rate[d]	92.52[b]	173.15	269.53	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	141,449	146,282	257,958	236,789	238,569	259,454

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2018, July 31, 2017, 2016, 2015, 2014 and 2013 were 53.52%, 122.57%, 158.14%, 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2018		Year Ended July 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.50	13.82	13.74	13.94	13.59	13.59
Investment Operations:
Investment income—net[b]	.14	.32	.32	.30	.29	.02
Net realized and unrealized gain (loss) on investments	(.07)	(.27)	.22	(.11)	.45	.01
Total from Investment Operations	.07	.05	.54	.19	.74	.03
Distributions:
Dividends from investment income—net	(.19)	(.36)	(.35)	(.32)	(.37)	(.03)
Dividends from net realized gain on investments	(.11)	(.01)	(.11)	(.07)	(.02)	—
Total Distributions	(.30)	(.37)	(.46)	(.39)	(.39)	(.03)
Net asset value, end of period	13.27	13.50	13.82	13.74	13.94	13.59
Total Return (%)	.56[c]	.38	4.09	1.36	5.50	.22[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[d]	.54	.54	.53	.52	.46[d]
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.52	.46[d]
Ratio of net investment income to average net assets	2.52[d]	2.32	2.39	2.08	2.26	1.97[d]
Portfolio Turnover Rate[e]	92.52[c]	173.15	269.53	370.87	370.61	447.47
Net Assets, end of period ($ x 1,000)	14,908	24,863	40,204	45,622	22,909	1

a From July 1, 2013 (commencement of initial offering) to July 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2018, July 31, 2017, 2016, 2015, 2014 and 2013 were 53.52%, 122.57%, 158.14%, 163.34%, 160.57% and 227.13%, respectively.

See notes to financial statements.

32

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (500 million shares authorized), Class C (200 million shares authorized), Class I (500 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

34

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	–	21,024,548	–	21,024,548
Commercial Mortgage-Backed	–	9,699,087	–	9,699,087
Corporate Bonds†	–	192,551,664	–	192,551,664
Foreign Government	–	57,994,313	–	57,994,313
Municipal Bonds†	–	11,531,228	–	11,531,228
Registered Investment Companies	9,130,675	–	–	9,130,675

36

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($) (continued)
Residential Mortgage-Backed	–	48,324	–	48,324
U.S. Government Agencies/ Mortgage-Backed	–	148,020,001	–	148,020,001
U.S. Treasury	–	161,778,563	–	161,778,563
Other Financial Instruments:
Futures††	1,380,004	–	–	1,380,004
Forward Foreign Currency Exchange Contracts††	–	448,933	–	448,933
Options Purchased	–	131,015	–	131,015
Swaps††	–	563,426	–	563,426
Liabilities ($)
Other Financial Instruments:
Futures††	(627,306)	–	–	(627,306)
Forward Foreign Currency Exchange Contracts††	–	(741,117)	–	(741,117)
Options Written	–	(16,689)	–	(16,689)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2018, The Bank of New York Mellon earned $5,702 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

38

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three year period ended July 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $13,691,429 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2017. The fund has $8,660,045 of short-term capital losses and $5,031,384 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2017 was as follows: ordinary income $18,129,024. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2018, the fund did not borrow under the Facilities.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2017 through November 30, 2018 for Class I and Class Y shares, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .55% and .50% of the value of the respective class’ average daily net assets. Dreyfus also waived a portion of its fees for Class A and Class C shares due to the undertakings for the other classes. The reduction in expenses, pursuant to the undertakings, amounted to $125,455.

During the period ended January 31, 2018, the Distributor retained $601 from commissions earned on sales of the fund’s Class A shares and $8 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended January 31, 2018, Class C shares were charged $47,043 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2018, Class A and Class C shares were charged $541,913 and $15,681, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

40

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2018, the fund was charged $101,877 for transfer agency services and $6,416 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $6,416.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2018, the fund was charged $18,747 pursuant to the custody agreement. These fees were partially offset by earnings credits of $259.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2018, the fund was charged $4,292 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2018, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $224,927, Distribution Plan fees $4,975 Shareholder Services Plan fees $91,041, custodian fees $14,339, Chief Compliance Officer fees $9,341 and transfer agency fees $39,074, which are offset against an expense reimbursement currently in effect in the amount of $19,806.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended January 31, 2018, amounted to $586,089,911 and $634,293,413,

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

respectively, of which $247,064,947 in purchases and $247,389,089 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2018 are set forth in the Statement of Futures.

42

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rate, foreign currencies, or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at January 31, 2018 are set forth in Statement of Options Written.

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event

44

with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at January 31, 2018 are set forth in the Statement of Swap Agreements.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of January 31, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	1,948,634	[1,2,3]	Interest rate risk	(627,306)	[1]
Foreign exchange risk	574,744	[3,4]	Foreign exchange risk	(757,806)	[4,5]
Gross fair value of derivative contracts	2,523,378			(1,385,112)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap
Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]			Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	222,385		-		-		222,385
Foreign exchange	-		94,790		476,182		570,972
Total	222,385		94,790		476,182		793,357

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Swap Agreements	[7]	Total
Interest rate	(123,442)		(184,303)		-		1,444,077		1,136,332
Foreign exchange	-		105,340		(105,487)		-		(147)
Total	(123,442)		(78,963)		(105,487)		1,444,077		1,136,185

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[7]	Net unrealized appreciation (depreciation) on swap agreements.

46

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	1,380,004	(627,306)
Options	131,015	(16,689)
Forward contracts	448,933	(741,117)
Swaps	563,426	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,523,378	(1,385,112)
Derivatives not subject to
Master Agreements	(1,943,430)	627,306
Total gross amount of assets
and liabilities subject to
Master Agreements	579,948	(757,806)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Bank	5,883		(5,883)	-		-
Citigroup	330,503		(56,342)	(274,161)		-
Goldman Sachs International	11,582		(455)	-		11,127
JP Morgan Chase Bank	131,977		(131,977)	-		-
UBS	100,003		(8,507)	-		91,496
Total	579,948		(203,164)	(274,161)		102,623

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(29,666)		-	-		(29,666)
Barclays Bank	(13,918)		5,883	-		(8,035)
Citigroup	(56,342)		56,342	-		-
Goldman Sachs International	(455)		455	-		-
JP Morgan Chase Bank	(648,918)		131,977	-		(516,941)
UBS	(8,507)		8,507	-		-
Total	(757,806)		203,164	-		(554,642)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2018:

Average Market Value ($)
Interest rate futures	243,984,655
Interest rate options contracts	49,996
Foreign currency options contracts	104,774
Forward contracts	143,350,609

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2018:

Average Notional Value ($)
Interest rate swap agreements	201,575,154

At January 31, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,270,242, consisting of $12,718,753 gross unrealized appreciation and $9,448,511 gross unrealized depreciation.

At January 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

48

NOTES

49

For More Information

Dreyfus Intermediate Term Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRITX Class C: DTECX Class I: DITIX Class Y: DITYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0082SA0118

Dreyfus Short Term Income Fund

SEMIANNUAL REPORT January 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Short Term Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short Term Income Fund, covering the six-month period from August 1, 2017 through January 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of record highs while bonds produced flat to modestly negative results over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and progress toward the enactment of tax-reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value when short-term interest rates and inflation expectations increased, while corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ strong performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist in 2018, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, as of mid-February, we already have witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
February 15, 2018

2

DISCUSSION OF FUND PERFORMANCE

For the period from August 1, 2017 through January 31, 2018, as provided by David Bowser, CFA, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended January 31, 2018, Dreyfus Short Term Income Fund’s Class D shares produced a total return of -0.14%, and Class P shares produced a total return of -0.16%.1 In comparison, the fund’s benchmark, the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (the “Index”), achieved a total return of -0.70% for the same period.2

Short-term bonds produced modestly negative total returns over the reporting period, on average, amid expectations of rising interest rates and accelerating inflation. The fund outperformed the Index, primarily due to the success of its sector allocation and security selection strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent, as determined by Dreyfus. This may include: U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities (including collateralized mortgage obligations), floating rate loans (limited to up to 20% of the fund’s net assets) and other floating rate securities and foreign bonds. Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

For additional yield, the fund may invest up to 20% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) to as low as Caa/CCC or the unrated equivalent, as determined by Dreyfus. The fund will focus primarily on U.S. securities, but may invest up to 30% of its total assets in fixed income securities of foreign issuers, including those of issuers in emerging markets.

Rising Interest Rates Dampened Bond Market Returns

Major central banks, including the Federal Reserve Board (the “Fed”), continued to move away from the aggressively accommodative monetary policies of the past few years amid evidence of stronger global economic growth. In the United States, short-term interest rates continued to rise when the Fed began to unwind its balance sheet in October through sales of U.S. government securities, and implemented an additional increase in the overnight federal funds rate in December. Short- to intermediate-term interest rates also climbed over much of the reporting period, causing high-quality U.S. government securities with maturities in the one- to five-year range to lose a degree of value. Corporate-backed securities fared somewhat better in anticipation of lower corporate tax rates and improved business conditions.

Higher-Yielding Market Sectors Fared Best

The fund’s overweighted allocation to short-term corporate-backed bonds helped enhance its performance compared to that of the Index. Corporate bond prices were supported by growing earnings, upbeat business sentiment, and investors’ preference for higher levels of current income. Likewise, a position in emerging-market bonds (which are not represented in the Index) fared well when local interest rates moderated and economic conditions strengthened. In Europe,

3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund added value through underweighted exposure to German bonds and an emphasis on securities from Portugal and Italy.

From a security selection perspective, the fund participated in solid returns from a variety of industry groups in the corporate bond market, most notably energy pipeline companies. An emphasis on corporate bonds with credit ratings toward the bottom of the investment-grade range also bolstered relative results, as did the fund’s holdings of asset-backed securities.

The fund’s interest-rate strategies worked well as we generally maintained a modestly short average duration compared to the Index, which helped cushion the negative impact of rising short- and intermediate-term interest rates. An emphasis on emerging-market currencies and underweighted exposure to the U.S. dollar further bolstered the fund’s relative results. The fund employed currency and interest-rate futures contracts to establish its currency and duration positions.

Positioned for Modestly Higher Interest Rates

Most analysts expect additional short-term interest-rate hikes by the Fed in 2018, and we anticipate that intermediate- and long-term interest rates also will rise modestly in response to continued economic growth and higher inflationary pressures. These developments could constrain total returns from U.S. government securities, but corporate securities currently appear likely to continue to benefit from the global economic expansion and reduced U.S. tax rates.

Therefore, as of the reporting period’s end, we have maintained the fund’s average duration in a modestly defensive position to protect against rising interest rates, and we have retained overweighted exposure to corporate-backed bonds and inflation-adjusted securities. Conversely, the fund holds no mortgage-backed securities that we believe could be vulnerable to the Fed’s balance-sheet reduction program.

February 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after November 30, 2018. Had these expenses not been absorbed, the returns would have been lower.

2  Source: Lipper Inc. — The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index tracks the performance of U.S. dollar-denominated investment-grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, including all securities with a remaining term to final maturity less than five years. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short Term Income Fund from August 1, 2017 to January 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2018
	Class D	Class P
Expenses paid per $1,000†	$3.27	$3.53
Ending value (after expenses)	$998.60	$998.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2018
	Class D	Class P
Expenses paid per $1,000†	$3.31	$3.57
Ending value (after expenses)	$1,021.93	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .65% for Class D and .70% for Class P, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

January 31, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8%
Asset-Backed Certificates - 1.6%
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/22	420,000	[b]	417,017
Starwood Waypoint Homes 2017-1 Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%	2.51	10/17/19	772,179	[b,c]	778,518
Towd Point Mortgage Trust, Ser. 2017-2, Cl. A1	2.75	4/25/57	852,294	[b]	847,793
Tricon American Homes, Ser. 2017-SFR2, Cl. A	2.93	1/17/36	485,000	[b]	476,190
				2,519,518
Asset-Backed Ctfs./Auto Receivables - 1.6%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/23	340,000		335,536
Countrywide Asset-Backed Certificates, Ser. 2004-6, Cl. 2A5, 1 Month LIBOR + .78%	2.33	11/25/34	653,396	[c]	649,849
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/20/23	350,000	[b]	348,280
OSCAR US Funding Trust VII, Ser. 2017-1A, Cl. A4	3.30	5/10/24	820,000	[b]	819,658
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/21	150,000	[b]	148,782
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/24	190,000	[b]	188,589
				2,490,694
Commercial Mortgage Pass-Through Ctfs. - .4%
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/48	580,000		581,403
Consumer Discretionary - 3.1%
21st Century Fox America, Gtd. Notes	3.00	9/15/22	1,115,000		1,119,798
AMC Networks, Gtd. Notes	4.75	8/1/25	120,000		120,150
Charter Communications Operating, Sr. Scd. Notes	4.46	7/23/22	380,000		394,005
Comcast, Gtd. Notes	5.70	7/1/19	650,000		678,817
Cox Communications, Sr. Unscd. Notes	3.15	8/15/24	355,000	[b]	347,462
Sky, Gtd. Notes	2.63	9/16/19	1,220,000	[b]	1,223,504
Time Warner, Gtd. Notes	2.10	6/1/19	900,000		895,338
				4,779,074

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Consumer Staples - 2.4%
Anheuser-Busch InBev Finance, Gtd. Notes	3.65	2/1/26	915,000		927,069
Kraft Heinz Foods, Gtd. Notes	2.80	7/2/20	575,000		575,734
Newell Brands, Sr. Unscd. Notes	3.15	4/1/21	500,000		502,201
Pernod Ricard, Sr. Unscd. Notes	4.45	1/15/22	380,000	[b]	398,901
Post Holdings, Gtd. Notes	5.50	3/1/25	375,000	[b]	387,188
Reynolds American, Gtd. Notes	8.13	6/23/19	800,000		859,422
				3,650,515
Energy - 2.3%
Andeavor Logistics, Gtd. Notes	3.50	12/1/22	155,000		155,122
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/27	375,000		388,125
Concho Resources, Gtd. Notes	3.75	10/1/27	215,000		213,671
Energy Transfer, Sr. Unscd. Notes	4.15	10/1/20	775,000		797,754
Energy Transfer, Sr. Unscd. Notes	5.20	2/1/22	385,000		410,003
EQT, Sr. Unscd. Notes	8.13	6/1/19	215,000		229,786
EQT, Sr. Unscd. Notes	3.00	10/1/22	395,000		386,964
Genesis Energy, Gtd. Notes	6.75	8/1/22	360,000		375,300
Kinder Morgan Energy Partner, Gtd. Notes	4.15	2/1/24	600,000		616,894
				3,573,619
Financials - 10.5%
ABN AMRO Bank, Sub. Notes	6.25	4/27/22	700,000		777,724
AerCap Ireland Capital, Gtd. Notes	3.50	5/26/22	350,000		352,313
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		455,659
American International Group, Sr. Unscd. Notes	6.40	12/15/20	425,000		467,432
Bank of America, Sr. Unscd. Bond	2.15	11/9/20	550,000		542,736
Bank of America, Sr. Unscd. Notes	2.63	4/19/21	960,000		955,290

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principl Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Financials - 10.5% (continued)
Bank of America, Sr. Unscd. Notes		2.50	10/21/22	165,000		161,323
Bank of America, Sr. Unscd. Notes		3.00	12/20/23	469,000	[b]	464,700
Bank of America, Sr. Unscd. Notes, 3 Month LIBOR + 1.04%		2.76	1/15/19	1,335,000	[c]	1,345,866
Bank of America, Sr. Unscd. Notes, Ser. L		2.60	1/15/19	79,000		79,350
Barclays, Sr. Unscd. Notes		4.38	1/12/26	480,000		493,652
Capital One Financial, Sr. Unscd. Notes		3.05	3/9/22	950,000		945,753
Citizens Financial Group, Sr. Unscd. Notes		2.38	7/28/21	975,000		956,293
Discover Financial Services, Sr. Unscd. Notes		5.20	4/27/22	575,000		611,770
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR + .83%		2.23	3/12/19	855,000	[c]	858,955
Goldman Sachs Group, Sr. Unscd. Notes		2.55	10/23/19	240,000		239,695
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR + 1.10%		2.52	11/15/18	1,295,000	[c]	1,303,443
HSBC Holdings, Sr. Unscd. Notes		2.65	1/5/22	1,080,000		1,064,321
ING Groep, Sr. Unscd. Notes		3.15	3/29/22	660,000		659,775
KeyBank, Sr. Unscd. Bond		2.50	11/22/21	265,000		261,105
Lloyds Banking Group, Sr. Unscd. Notes		3.10	7/6/21	725,000		727,056
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR + 1.18%		2.92	1/20/22	900,000	[c]	917,461
PNC Financial Services, Sr. Unscd. Notes		3.30	3/8/22	235,000		238,796
Quicken Loans, Gtd. Notes		5.75	5/1/25	500,000	[b]	511,875
Wells Fargo & Company, Sr. Unscd Notes		2.60	7/22/20	860,000		859,343
					16,251,686
Foreign/Governmental - 8.2%
Argentine Government, Unscd. Bonds	ARS	21.20	9/19/18	2,770,000		152,184

8

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Foreign/Governmental - 8.2% (continued)
Argentine Government, Unscd. Bonds	EUR	5.25	1/15/28	375,000		473,839
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	375,000	[d]	414,488
Ivory Coast Government, Sr. Unscd. Notes		5.38	7/23/24	200,000		203,681
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	201,000,000	[e]	1,949,111
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	582,200,000	[e]	5,666,832
Mexican Government, Bonds, Ser. M	MXN	5.75	3/5/26	8,570,000		410,143
Mexican Government, Sr. Unscd. Notes		4.15	3/28/27	750,000	[d]	768,937
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	200,000	[b]	207,924
Portuguese Government, Sr. Unscd. Bonds	EUR	2.88	7/21/26	325,000	[b]	444,517
Provincia de Buenos Aires, Unscd. Bonds	ARS	25.83	5/31/22	7,000,000		382,709
Senegal Government , Bonds		6.25	7/30/24	200,000		213,610
Turkish Government, Sr. Unscd. Notes		3.25	3/23/23	200,000		189,464
Turkish Government, Unscd. Bonds	TRY	11.00	2/24/27	2,965,000		762,837
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	14,140,000	[b]	485,365
					12,725,641
Health Care - 5.7%
Abbott Laboratories, Sr. Unscd. Notes		2.90	11/30/21	760,000		758,254
Amgen, Sr. Unscd. Notes		2.65	5/11/22	985,000		971,333
CVS Health, Sr. Unscd. Notes		2.13	6/1/21	415,000		403,166
Gilead Sciences, Sr. Unscd. Notes		2.55	9/1/20	1,085,000		1,086,880
HCA, Gtd. Notes		5.38	2/1/25	500,000		512,500
Medtronic, Gtd. Notes		2.50	3/15/20	1,190,000		1,191,210
Mylan, Gtd. Notes		3.15	6/15/21	490,000		490,154
Shire Acquisitions Investments, Gtd. Notes		2.40	9/23/21	1,150,000		1,123,915

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Health Care - 5.7% (continued)
UnitedHealth Group, Sr. Unscd. Bonds	2.13	3/15/21	960,000		946,227
Zimmer Biomet Holdings, Sr. Unscd. Notes	2.70	4/1/20	1,250,000		1,246,576
				8,730,215
Industrials - 2.0%
Boeing, Sr. Unscd. Notes	2.13	3/1/22	1,225,000		1,200,562
General Electric, Sr. Unscd. Notes, 3 Month LIBOR + .51%	1.50	1/14/19	1,195,000	[c]	1,197,602
United Rentals North America, Gtd. Notes	5.75	11/15/24	370,000		390,813
Waste Management, Gtd. Notes	4.60	3/1/21	205,000		215,467
				3,004,444
Information Technology - 1.1%
Alibaba Group Holding, Sr. Unscd. Notes	2.80	6/6/23	250,000		245,361
Amazon.com, Sr. Unscd. Notes	2.40	2/22/23	410,000	[b]	399,873
Dell International , Sr. Scd. Notes	5.45	6/15/23	400,000	[b]	430,304
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/22	240,000		250,352
Zayo Group, Gtd. Notes	5.75	1/15/27	380,000	[b]	387,144
				1,713,034
Materials - .4%
Ardagh Packaging Finance Holdings, Gtd. Notes	6.00	2/15/25	375,000	[b]	388,125
Chemours, Gtd. Notes	5.38	5/15/27	70,000		72,625
Glencore Funding, Gtd. Notes	3.00	10/27/22	190,000	[b]	186,954
				647,704
Municipal Bonds - .7%
New Jersey Economic Development Authority, School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,088,190
Real Estate - 1.2%
Alexandria Real Estate Equities, Gtd. Notes	4.60	4/1/22	430,000		451,992
Simon Property Group, Sr. Unscd. Notes	2.50	9/1/20	485,000		485,114
Ventas Realty, Gtd. Notes	3.10	1/15/23	440,000	[d]	435,777

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Real Estate - 1.2% (continued)
Welltower, Sr. Unscd. Notes	5.25	1/15/22	441,000		474,277
				1,847,160
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage Securities, Ser. 2004-7, Cl. 6A1	5.25	10/25/19	31,537		31,881
Telecommunications - .5%
AT&T, Sr. Unscd. Notes	3.88	8/15/21	525,000		541,776
AT&T, Sr. Unscd. Notes	3.20	3/1/22	250,000		250,867
				792,643
U.S. Government Agencies Mortgage-Backed - .0%
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs., REMIC, Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			23,684	[f]	23,684
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			4,908		5,697
7.50%, 11/20/29-12/20/30			4,815		5,584
				34,965
U.S. Government Securities - 55.5%
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL + .06%	1.64	7/31/19	3,470,000	[c]	3,475,145
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL + .19%	1.63	4/30/18	14,345,000	[c,d]	14,353,862
U.S. Treasury Floating Rate Notes, U.S. T-BILL + .48%	1.62	10/31/19	7,750,000	[c]	7,758,807
U.S. Treasury Inflation Protected Securities, Notes	0.63	1/15/26	2,045,096	[d,g]	2,051,738
U.S. Treasury Inflation Protected Securities, Notes	0.38	1/15/27	2,859,220	[g]	2,802,188
U.S. Treasury Notes	1.00	5/31/18	1,500,000		1,497,363
U.S. Treasury Notes	0.63	6/30/18	7,740,000		7,709,466
U.S. Treasury Notes	1.38	9/30/19	24,500,000		24,213,370
U.S. Treasury Notes	1.75	11/15/20	22,240,000	[d]	21,928,553
				85,790,492
Utilities - 1.6%
Berkshire Hathaway Energy, Sr. Unscd. Notes	2.80	1/15/23	289,000	[b]	286,054
Dominion Resources, Sr. Unscd. Notes, Ser. C	2.00	8/15/21	1,280,000		1,241,451

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 98.8% (continued)
Utilities - 1.6% (continued)
Eversource Energy, Sr. Unscd. Bonds, Ser. K		2.75	3/15/22	465,000		461,295
Exelon, Jr. Sub. Notes		3.50	6/1/22	500,000		503,911
					2,492,711
Total Bonds and Notes (cost $153,052,780)				152,745,589
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .0%
Call Options - .0%
10 Year Interest Rate Swaption, Contracts 4,100 Citigroup		2.10	4/2018	4,100,000		690
Put Options - .0%
British Pound Cross Currency, Contracts 135,000 Goldman Sachs International	EUR	0.87	2/2018	135,000		630
Norwegian Krone Cross Currency, Contracts 140,000 Citigroup	EUR	9.30	2/2018	140,000		0
Norwegian Krone Cross Currency, Contracts 190,000 Citigroup	EUR	9.35	7/2018	190,000		1,618
Norwegian Krone Cross Currency, Contracts 135,000 Citigroup	EUR	9.75	3/2018	135,000		3,244
Swedish Krona Cross Currency, Contracts 190,000 UBS	EUR	9.60	7/2018	190,000		1,977
Swedish Krona Cross Currency, Contracts 135,000 Goldman Sachs International	EUR	9.80	3/2018	135,000		1,419
Turkish Lira, Contracts 160,000 Citigroup		3.93	2/2018	160,000		6,503
Turkish Lira, Contracts 480,000 JP Morgan Chase Bank		3.86	3/2018	480,000		12,112
					27,503
Total Options Purchased (cost $41,520)				28,193
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills (cost $159,861)		1.11	3/1/18	160,000	[h]	159,826

12

Description	Shares	Value ($)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,088,838)	1,088,838	[i] 1,088,838

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $1,452,163)	1,452,163	[i] 1,452,163
Total Investments (cost $155,795,162)	100.5%	155,474,609
Liabilities, Less Cash and Receivables	(0.5%)	(784,960)
Net Assets	100.0%	154,689,649

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

ARS—Argentine Peso

EUR—Euro

JPY—Japanese Yen

MXN—Mexican Peso

TRY—Turkish Lira

UYU—Uruguayan Peso

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $10,574,717 or 6.84% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $19,626,561 and the value of the collateral held by the fund was $20,056,512, consisting of cash collateral of $1,452,163 and U.S. Government & Agency securities valued at $18,604,349.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Held by a counterparty for open exchange traded derivative contracts.

i Investment in affiliated money market mutual fund.

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	55.5
Corporate Bonds	30.8
Foreign/Governmental	8.2
Asset-Backed	3.2
Short-Term/Money Market Investments	1.7
Municipal Bonds	.7
Commercial Mortgage-Backed	.4
Residential Mortgage-Backed	.0
Options Purchased	.0
100.5

† Based on net assets.

See notes to financial statements.

14

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 7/31/17($)	Purchases($)	Sales ($)	Value 1/31/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	698,250	17,443,108	16,689,195	1,452,163.9		–
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,318,656	35,162,859	39,392,677	1,088,838.7		13,723
Total	6,016,906	52,605,967	56,081,872	2,541,001	1.6	13,723

See notes to financial statements.

15

STATEMENT OF FUTURES

January 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro BTP Italian Government Bond	3	3/2018	519,781[a]	506,481	(13,300)
Euro-Bond	15	3/2018	2,987,208[a]	2,957,762	(29,446)
U.S. Treasury 2 Year Notes	145	3/2018	31,080,239	30,918,984	(161,255)
U.S. Treasury 5 Year Notes	78	3/2018	9,109,664	8,947,453	(162,211)
Futures Short
Euro-Bobl	20	3/2018	(3,257,331)[a]	(3,239,223)	18,108
Euro-Schatz	150	3/2018	(20,830,954)[a]	(20,822,780)	8,174
Japanese 10 Year Bond	6	3/2018	(8,274,418)[a]	(8,261,610)	12,808
U.S. Treasury 10 Year Notes	110	3/2018	(13,673,262)	(13,373,594)	299,668
Gross Unrealized Appreciation				338,758
Gross Unrealized Depreciation				(366,212)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

16

STATEMENT OF OPTIONS WRITTEN

January 31, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
British Pound Cross Currency February 2018 @ GBP 0.915	Goldman Sachs International	135,000	135,000	EUR	(28)
Norwegian Krone Cross Currency February 2018 @ NOK 9.7	Citigroup	140,000	140,000	EUR	-
Norwegian Krone Cross Currency March 2018 @ NOK 10.05	Citigroup	135,000	135,000	EUR	(24)
Norwegian Krone Cross Currency July 2018 @ NOK 9.97	Citigroup	190,000	190,000	EUR	(1,746)
Russian Ruble, March 2018 @ RUB 62	Citigroup	160,000	160,000		(38)
South African Rand, February 2018 @ ZAR 15.5	Citigroup	160,000	160,000		-
Swedish Krona Cross Currency March 2018 @ SEK 10.2	Goldman Sachs International	135,000	135,000	EUR	(52)
Swedish Krona Cross Currency July 2018 @ SEK 10	UBS	190,000	190,000	EUR	(1,976)
Turkish Lira, February 2018 @ TRY 4.32	Citigroup	160,000	160,000		(6)
Turkish Lira, March 2018 @ TRY 4.21	JP Morgan Chase Bank	480,000	480,000		(558)
Total Options Written (premiums received $18,385)					(4,428)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to financial statements.

17

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS January 31, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
United States Dollar	307,365	Thai Baht	9,745,000	4/10/18	(4,299)
Barclays Bank
Malaysian Ringgit	980,000	United States Dollar	251,572	4/10/18	(822)
United States Dollar	375,457	South Korean Won	403,220,000	4/10/18	(2,617)
United States Dollar	492,850	Taiwan Dollar	14,300,000	4/10/18	520
Citigroup
Argentine Peso	7,830,000	United States Dollar	400,281	3/15/18	(9,660)
Colombian Peso	725,810,000	United States Dollar	252,783	4/10/18	1,816
British Pound	370,000	United States Dollar	529,599	2/28/18	(3,752)
Russian Ruble	13,500,000	United States Dollar	239,964	4/10/18	(1,846)
Singapore Dollar	460,000	United States Dollar	352,531	4/10/18	(1,351)
United States Dollar	2,020,989	Euro	1,615,000	2/28/18	12,587
United States Dollar	362,115	Philippine Peso	18,580,000	4/10/18	1,042
United States Dollar	608,516	South African Rand	7,350,000	4/10/18	(5,629)
JP Morgan Chase Bank
Argentine Peso	4,830,000	United States Dollar	246,688	3/15/18	(5,730)
Indonesian Rupiah	6,524,000,000	United States Dollar	487,194	4/10/18	(2,300)
Indian Rupee	7,675,000	United States Dollar	119,859	4/10/18	(232)
Norwegian Krone	6,045,000	United States Dollar	769,887	2/28/18	14,877
United States Dollar	304,722	Hong Kong Dollars	2,370,000	1/8/19	(207)
United States Dollar	240,632	Israeli Shekel	820,000	4/10/18	71
United States Dollar	6,992,139	Japanese Yen	775,775,000	2/28/18	(123,895)
United States Dollar	380,108	Romanian Leu	1,450,000	4/10/18	(7,076)
United States Dollar	188,959	Thai Baht	5,990,000	4/10/18	(2,613)

18

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
JP Morgan Chase Bank (continued)
United States Dollar	496,182	Taiwan Dollar	14,600,000	4/10/18	(6,477)
Morgan Stanley Capital Services
United States Dollar	178,720	Hong Kong Dollars	1,390,000	1/8/19	(120)
UBS
Czech Koruna	31,380,000	United States Dollar	1,544,484	4/10/18†	2,901
Malaysian Ringgit	480,000	United States Dollar	122,729	7/23/18	(352)
Swedish Krona	8,185,000	United States Dollar	1,021,635	2/28/18	18,857
United States Dollar	1,544,484	Euro	1,235,433	4/10/18†	3,547
Gross Unrealized Appreciation					56,218
Gross Unrealized Depreciation					(178,978)

† Cross currency forward exchange contracts.

See notes to financial statements.

19

STATEMENT OF SWAP AGREEMENTS

January 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional Amount ($)†	Currency/ Floating Rate	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
67,800,000	HUF - 6 Month BUBOR	(1.83)	1/26/2028	2,330
67,800,000	HUF - 6 Month BUBOR	(1.86)	1/26/2028	1,576
51,800,000	USD - 3 Month US CPI Urban Consumers NSA	1.68	4/25/2018	140,547
85,600,000	HUF - 6 Month BUBOR	(1.90)	1/29/2028	826
Gross Unrealized Appreciation				145,279

BUBOR—Budapest Interbank Offered Rate

CPI—Consumer Price Index

HUF—Hungarian Forint

USD—United States Dollar

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,626,561)—Note 1(c):
Unaffiliated issuers	153,254,161	152,933,608
Affiliated issuers	2,541,001	2,541,001
Cash denominated in foreign currency	13,455	13,476
Dividends, interest and securities lending income receivable		815,543
Receivable for swap variation margin—Note 4		148,266
Cash collateral held by broker—Note 4		100,418
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		56,218
Receivable for investment securities sold		1,937
Receivable for shares of Common Stock subscribed		1,001
Prepaid expenses		22,017
		156,633,485
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		50,022
Cash overdraft due to Custodian		45,299
Liability for securities on loan—Note 1(c)		1,452,163
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		178,978
Payable for shares of Common Stock redeemed		54,186
Payable for futures variation margin—Note 4		24,262
Outstanding options written, at value (premiums received $18,385)—Note 4		4,428
Payable for investment securities purchased		2,114
Accrued expenses		132,384
		1,943,836
Net Assets ($)		154,689,649
Composition of Net Assets ($):
Paid-in capital		168,245,701
Accumulated undistributed investment income—net		288,695
Accumulated net realized gain (loss) on investments		(13,535,709)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($27,454) net unrealized (depreciation) on futures and $145,279 net unrealized appreciation on centrally cleared swap agreements]		(309,038)
Net Assets ($)		154,689,649

Net Asset Value Per Share	Class D	Class P
Net Assets ($)	154,442,893	246,756
Shares Outstanding	15,053,766	24,022
Net Asset Value Per Share ($)	10.26	10.27

See notes to financial statements.

21

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2018 (Unaudited)

Investment Income ($):
Income:
Interest	1,587,975
Dividends from affiliated issuers	13,723
Income from securities lending—Note 1(c)	14,895
Total Income	1,616,593
Expenses:
Management fee—Note 3(a)	409,917
Shareholder servicing costs—Note 3(b)	297,633
Professional fees	44,078
Directors’ fees and expenses—Note 3(c)	32,720
Registration fees	18,260
Prospectus and shareholders’ reports	13,427
Custodian fees—Note 3(b)	6,035
Loan commitment fees—Note 2	1,835
Miscellaneous	20,441
Total Expenses	844,346
Less—reduction in expenses due to undertaking—Note 3(a)	(307,126)
Less—reduction in fees due to earnings credits—Note 3(b)	(2,499)
Net Expenses	534,721
Investment Income—Net	1,081,872
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(692,605)
Net realized gain (loss) on options transactions	16,868
Net realized gain (loss) on futures	(89,436)
Net realized gain (loss) on forward foreign currency exchange contracts	98,638
Net Realized Gain (Loss)	(666,535)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(688,535)
Net unrealized appreciation (depreciation) on options transactions	(2,616)
Net unrealized appreciation (depreciation) on futures	(137,290)
Net unrealized appreciation (depreciation) on swap agreements	372,120
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(120,019)
Net Unrealized Appreciation (Depreciation)	(576,340)
Net Realized and Unrealized Gain (Loss) on Investments	(1,242,875)
Net (Decrease) in Net Assets Resulting from Operations	(161,003)

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations ($):
Investment income—net	1,081,872	1,585,847
Net realized gain (loss) on investments	(666,535)	604,131
Net unrealized appreciation (depreciation) on investments	(576,340)	(1,261,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	(161,003)	928,246
Distributions to Shareholders from ($):
Investment income—net:
Class D	(1,181,539)	(2,149,082)
Class P	(1,759)	(2,943)
Net realized gain on investments:
Class D	(624,057)	-
Class P	(959)	-
Total Distributions	(1,808,314)	(2,152,025)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class D	9,633,259	23,475,302
Class P	51	67
Distributions reinvested:
Class D	1,668,592	1,975,036
Class P	2,718	2,943
Cost of shares redeemed:
Class D	(23,949,558)	(47,400,545)
Class P	(2,071)	(66,367)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,647,009)	(22,013,564)
Total Increase (Decrease) in Net Assets	(14,616,326)	(23,237,343)
Net Assets ($):
Beginning of Period	169,305,975	192,543,318
End of Period	154,689,649	169,305,975
Undistributed investment income—net	288,695	390,121
Capital Share Transactions (Shares):
Class D
Shares sold	931,730	2,264,043
Shares issued for distributions reinvested	161,718	190,497
Shares redeemed	(2,316,605)	(4,574,605)
Net Increase (Decrease) in Shares Outstanding	(1,223,157)	(2,120,065)
Class P
Shares sold	5	6
Shares issued for distributions reinvested	263	284
Shares redeemed	(201)	(6,374)
Net Increase (Decrease) in Shares Outstanding	67	(6,084)

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class D Shares	January 31, 2018	Year End July 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.39	10.45	10.48	10.64	10.64	10.72
Investment Operations:
Investment income—net[a]	.07	.09	.12	.12	.14	.16
Net realized and unrealized gain (loss) on investments	(.08)	(.02)	(.00)[b]	(.11)	.06	.02
Total from Investment Operations	(.01)	.07	.12	.01	.20	.18
Distributions:
Dividends from investment income—net	(.08)	(.13)	(.15)	(.17)	(.19)	(.24)
Dividends from net realized gain on investments	(.04)	-	-	-	(.01)	(.02)
Total Distributions	(.12)	(.13)	(.15)	(.17)	(.20)	(.26)
Net asset value, end of period	10.26	10.39	10.45	10.48	10.64	10.64
Total Return (%)	(.14)[c]	.64	1.12	.08	1.94	1.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[d]	1.00	.95	.90	.89	.89
Ratio of net expenses to average net assets	.65[d]	.65	.65	.65	.65	.69
Ratio of net investment income to average net assets	1.32[d]	.89	1.14	1.18	1.27	1.52
Portfolio Turnover Rate	64.57[c]	41.03	199.63	94.92	175.95	109.51[e]
Net Assets, end of period ($ x 1,000)	154,442	169,057	192,229	215,323	243,233	250,171

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 was 106.46%.

See notes to financial statements.

24

Six Months Ended
Class P Shares	January 31, 2018	Year End July 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.40	10.47	10.49	10.65	10.65	10.74
Investment Operations:
Investment income—net[a]	.05	.09	.12	.12	.14	.16
Net realized and unrealized gain (loss) on investments	(.07)	(.04)	(.00)[b]	(.12)	.05	.00[b]
Total from Investment Operations	(.02)	.05	.12	.00[b]	.19	.16
Distributions:
Dividends from investment income—net	(.07)	(.12)	(.14)	(.16)	(.18)	(.23)
Dividends from net realized gain on investments	(.04)	-	-	-	(.01)	(.02)
Total Distributions	(.11)	(.12)	(.14)	(.16)	(.19)	(.25)
Net asset value, end of period	10.27	10.40	10.47	10.49	10.65	10.65
Total Return (%)	(.16)[c]	.47	1.12	.00[d]	1.79	1.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[e]	1.12	1.06	1.04	1.01	.93
Ratio of net expenses to average net assets	.70[e]	.70	.70	.70	.70	.74
Ratio of net investment income to average net assets	.93[e]	.83	1.12	1.13	1.26	1.50
Portfolio Turnover Rate	64.57[c]	41.03	199.63	94.92	175.95	109.51[f]
Net Assets, end of period ($ x 1,000)	247	249	315	425	527	803

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2013 was 106.46%.

See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Class D (500 million shares authorized) and Class P (300 million shares authorized). Class D and Class P shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

26

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other

28

factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,010,212	-	5,010,212
Commercial Mortgage-Backed	-	581,403	-	581,403
Corporate Bonds	-	47,482,805	-	47,482,805
Foreign Government	-	12,725,641	-	12,725,641
Municipal Bonds	-	1,088,190	-	1,088,190
Registered Investment Companies	2,541,001	-	-	2,541,001
Residential Mortgage-Backed	-	31,881	-	31,881
U.S. Government Agencies Mortgage-Backed	-	34,965	-	34,965
U.S. Treasury	-	85,950,318	-	85,950,318
Other Financial Instruments:
Futures†	338,758	-	-	338,758
Options Purchased	-	28,193	-	28,193
Forward Foreign Currency Exchange Contracts†	-	56,218	-	56,218
Swaps†	-	145,279	-	145,279
Liabilities ($)
Other Financial Instruments:
Futures†	(366,212)	-	-	(366,212)
Options Written	-	(4,428)	-	(4,428)
Forward Foreign Currency Exchange Contracts†	-	(178,978)	-	(178,978)

† Amount shown represents unrealized appreciation (depreciation) at period end.

At January 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2018, The Bank of New York Mellon

30

earned $2,296 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended July 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $11,556,703 available for federal income tax purposes to be applied against future net realized capital

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains, if any, realized subsequent to July 31, 2017. If not applied, $4,860,107 of the carryover expires in fiscal year 2018. The fund has $1,341,468 of post-enactment short-term capital losses and $5,355,128 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2017 was as follows: ordinary income $2,152,025. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from August 1, 2017 through November 30, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $307,126 during the period ended January 31, 2018.

(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .20% of the value of the average daily net assets of Class D shares and .25% of the value of the average daily net assets of Class P shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

32

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2018, Class D and Class P shares were charged $163,716 and $313, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2018, the fund was charged $24,605 for transfer agency services and $2,427 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $2,427.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2018, the fund was charged $6,035 pursuant to the custody agreement. These fees were partially offset by earnings credits of $72.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2018, the fund was charged $1,671 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended January 31, 2018, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $65,945, Shareholder Services Plan fees $26,388, custodian fees $5,630, Chief Compliance Officer fees $9,341 and transfer agency fees $17,235,

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which are offset against an expense reimbursement currently in effect in the amount of $74,517.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended January 31, 2018, amounted to $102,945,446 and $114,721,927, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the

34

exchange guarantees the futures against default. Futures open at January 31, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates and foreign currencies or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Options written open at January 31, 2018 are set forth in Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an

36

asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at January 31, 2018 are set forth in the Statement of Swap Agreements.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of January 31, 2018 is shown below:

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	484,727	[1,2,3]	Interest rate risk	(366,212)	[1]
Foreign exchange risk	83,721	[3,4]	Foreign exchange risk	(183,406)	[4,5]
Gross fair value of derivative contracts	568,448			(549,618)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]			Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Total
Interest rate	(89,436)		-		-		(89,436)
Foreign exchange	-		16,868		98,638		115,506
Total	(89,436)		16,868		98,638		26,070

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[4]	Options Transactions	[5]	Forward Contracts	6	Swap Agreements	[7]	Total
Interest rate	(137,290)		(24,423)		-		372,120		210,407
Foreign exchange	-		21,807		(120,019)		-		(98,212)
Total	(137,290)		(2,616)		(120,019)		372,120		112,195

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net unrealized appreciation (depreciation) on futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[7]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and

38

liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At January 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	338,758	(366,212)
Options	28,193	(4,428)
Forward contracts	56,218	(178,978)
Swaps	145,279	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	568,448	(549,618)
Derivatives not subject to
Master Agreements	(484,037)	366,212
Total gross amount of assets
and liabilities subject to
Master Agreements	84,411	(183,406)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	520		(520)	-	-
Citigroup	27,500		(24,052)	-	3,448
Goldman Sachs International	2,049		(80)	-	1,969
JP Morgan Chase Bank	27,060		(27,060)	-	-
UBS	27,282		(2,328)	-	24,954
Total	84,411		(54,040)	-	30,371

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(4,299)		-	-	(4,299)
Barclays Bank	(3,439)		520	-	(2,919)
Citigroup	(24,052)		24,052	-	-
Goldman Sachs International	(80)		80	-	-
JP Morgan Chase Bank	(149,088)		27,060	-	(122,028)
Morgan Stanley Capital Services	(120)		-	-	(120)
UBS	(2,328)		2,328	-	-
Total	(183,406)		54,040	-	(129,366)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
† See Statement of Investments for detailed information regarding collateral held for exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended January 31, 2018:

Average Market Value ($)
Interest rate futures	64,221,104
Interest rate options contracts	6,625
Foreign currency options contracts	18,769
Forward contracts	23,808,008

The following summarizes the average notional value of swap agreements outstanding during the period ended January 31, 2018:

Average Notional Value ($)
Interest rate swap agreements	51,926,403

At January 31, 2018, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $311,531, consisting of $1,185,997 gross unrealized appreciation and $1,497,528 gross unrealized depreciation.

40

At January 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

41

For More Information

Dreyfus Short Term Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class D:DSTIX Class P:DSHPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0083SA0118

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)